FEDERATED LIMITED DURATION GOVERNMENT FUND, INC.
Institutional Shares
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Institutional Service Shares
Supplement to the Prospectus and Statement of Additional Information dated April 30, 2004.

The Board of Directors has voted to change the name of the Fund to Federated Intermediate Government Fund, Inc. The change will be effective April 30, 2005.

Please delete all references to the name Federated Limited Duration Government Fund, Inc. and replace with Federated Intermediate Government Fund, Inc.

Under the heading entitled, "What are the Fund's Main Investment Strategies?", please delete the current disclosure and replace with the following:

     "The Fund pursues its investment objective by investing at least 80% of its assets in securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage-backed securities that are issued by U.S. government agencies or instrumentalities. The Fund will also invest in derivatives and hedging products. The Adviser will pursue an investment strategy of limiting the Fund's dollar-weighted average duration to within 20% of the duration of the Lehman Brothers Intermediate Government Index ("LIGIX")."

Under the heading entitled, "What are the Fund's Investment Strategies?", please delete the first sentence and replace with the following:

     "The Fund pursues its investment objective by investing at least 80% of its assets in securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage-backed securities that are issued by U.S. government agencies or instrumentalities. The Fund will also invest in derivatives and hedging products. The Adviser will pursue an investment strategy of limiting the Fund's dollar-weighted average duration to within 20% of the duration of the LIGIX."."



                                                               February 23, 2004

Cusip 314213109
Cusip 314213208
31870 (2/05)